Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease related balances	The lease related balances included in the Consolidated Balance Sheet as of December 31, 2022 and 2021 were as follows:
	2022	2021
Current portion of operating lease ROU assets - included in current assets held for sale	$-	$76,454
Total operating lease assets	$-	$76,454

Liabilities

Current portion of ROU liabilities - included in current liabilities held for sale	$-	$69,812
Total operating lease liabilities	$-	$69,812